EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2017	2016	2015
Net (loss) income from continuing operations after non-controlling interest	(264,861)	117,010	255,325
Net (loss) income from discontinued operations after non-controlling interest	—	—	(100,701)
Net (loss) income attributable to the Company	(264,861)	117,010	154,624

(in thousands)	2017	2016	2015
Weighted average number of ordinary shares	169,809	156,973	120,082